Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net operating revenues	$ 61,352	$ 53,090
Costs and expenses:
Costs of operations	50,519	44,197
Depreciation and amortization expense	2,816	2,560
Selling, general and administrative expenses	8,203	7,635
Operating loss	(186)	(1,302)
Other income (expense):
Interest expense	(379)	(147)
Other income, net	281	286
Loss before income taxes	(284)	(1,163)
Provision for income taxes	125	59
Net loss	(409)	(1,222)
Less net loss attributable to non-controlling interest in subsidiary	(340)	(510)
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (69)	$ (712)
Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share (in dollars per share)	$ (0.02)	$ (0.19)
Weighted average shares outstanding - basic and diluted (in shares)	3,803	3,803